Cover	Apr. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2022
Entity File Number	001-35720
Entity Registrant Name	RH
Entity Central Index Key	0001528849
Entity Tax Identification Number	45-3052669
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 Koch Road
Entity Address, City or Town	Corte Madera
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94925
City Area Code	415
Local Phone Number	924-1005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	RH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false